Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	961,802	1,197,542	1,388,714
Deferred tax expenses (benefits)	(271,969)	(192,091)	244,616
Total	689,833	1,005,451	1,633,330

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(6.70)%	(6.45)%	(4.29)%
Research & development super deduction	(1.87)%	(2.66)%	(2.42)%
Non-deductible expenses	1.70%	1.57%	0.66%
Non-taxable income	(0.03)%	0.00%	0.00%
Different tax rates of operations in other jurisdictions	(0.42)%	(0.07)%	0.40%
Valuation allowance on deferred tax assets	0.07%	0.09%	0.10%
True up (1)	(4.05)%	0.04%	0.25%
Others	0.00%	0.00%	0.01%
	13.70%	17.52%	19.71%

Note (1): WFOE applied for the Key Software Enterprise status in early 2020. After the approval by the relevant tax authority in September 2020, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2019, resulting in an income tax expense decrease of RMB200,683 for the year ended December 31,2020.

Schedule of effect of the tax holiday on the income per share

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	538,014	370,178	355,489
Income per share effect- basic	0.68	0.45	0.44
Income per share effect- diluted	0.68	0.45	0.43

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	334,833	188,826
Net loss carryforward	455,944	362,443
Financial subsidy	9,739	15,790
Depreciation for property and equipment	96,565	137,440
Unrealized gain from intragroup transactions	34,112	28,986
Provision for allowance for credit losses	24,081	58,076
Deferred tax assets in subtotal	955,274	791,561
Valuation allowance on deferred tax assets	(20,426)	(41,464)
Total deferred tax assets	934,848	750,097

Deferred tax liabilities:
Difference in basis of land use rights	(138,444)	(134,928)
Difference in basis of property and equipment	(147,109)	(205,763)
Difference in basis of intangible assets	(5,903)	(4,881)
Unrealized investment gain	(900)	(900)
Total deferred tax liabilities	(292,356)	(346,472)